Acquisition of Vubites India Private Limited	12 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Acquisition of Vubites India Private Limited
6.	Acquisition of Vubites India Private Limited

On November 26, 2010, the Company acquired all of the equity interests in Vubites India Private Limited (“Vubites”) from the CMD, a principal shareholder in the Company (promoter and owner of Vubites). Additionally in accordance with the terms of the acquisition, Vubites’ shareholder’s loan from CMD was assumed and settled by the Company. Rediff and Vubites were not under common control because the CMD does not have controlling financial ownership interest in Rediff and as a result the acquisition has been accounted as a business combination using the purchase method. Excess of acquisition date fair value of identifiable assets acquired and liabilities assumed (after reassessment) of US$420,589 over purchase consideration represents contribution from the principal shareholder and has been recognized in the statement of shareholders’ equity.

This acquisition gives an opportunity for revenue growth by providing affordable local advertising on the television media to small businesses to reach their target audiences within the same city.

The allocation of the purchase price to the assets acquired and liabilities assumed based on their fair values as at the acquisition date was as follows:

Net asset acquired at fair values
US $
Cash acquired	23,155
Property, plant & equipment	202,856
Other assets	63,947
Amortizable intangible assets:
Customer contracts	16,270
Intellectual property	3,423,682

Total assets	3,729,910

Liabilities assumed:
Loan from Principal shareholder and the CMD of Rediff	2,711,622
Other liabilities	68,449
Deferred tax liability, net	205,159

Total Liabilities	2,985,230

Net assets acquired	744,680

Purchase price	324,091
Contribution from a principal shareholder	420,589

Acquisition related expense of US$73,125 has been recognized as general and administrative expenses in the statement of comprehensive loss. The Company settled Vubites’s employee stock options by cash consideration of US$140,468, of which an amount of US$103,946 representing the excess amount paid over the acquisition date fair value of these stock options has been immediately recognized as compensation cost in the statement of comprehensive loss. Additionally, an amount of US$140,468 was payable to Vubite’s employees which was contingent on these employees remaining in employment for period of 16 months from the acquisition date.

The results of operation of Vubites are included in the consolidated financial statements effective from November 26, 2010. Proforma financial information related to the acquisition has not been disclosed as the effect on the Company’s consolidated revenues and results of operations are not material.